Chrysler Financial Services Americas LLC	Distribution Date: 08-Jan-09
CFAST 2008-A Monthly Servicer’s Certificate (MG)	Page 1 of 3

Payment Determination Statement Number	11
Distribution Date	08-Jan-09
Record Date	07-Jan-09

Dates Covered	From and Including	To and Including
Collections Period	01-Dec-08	31-Dec-08
Accrual Period	08-Dec-08	07-Jan-09
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	66,992	$1,135,897,177.91
Collections of Installment Principal		23,478,760.19
Collections Attributable to Full Payoffs		6,411,945.88
Principal Amount of Repurchases		76,248.26
Principal Amount of Gross Losses		6,202,859.79

Pool Balance — End of Period(EOP)	65,836	$1,099,727,363.79

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,555,000,035.25
Pool Factor (Pool Balance as a % of Initial Pool Balance)	70.72%

Ending Overcollateralization(O/C) Amount	$57,044,633.41
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	105.471%

Cumulative Net Losses	$28,453,273.14
Net Loss Ratio (3 mos weighted avg.)	4.018%
Cumulative Recovery Ratio	35.196%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	24,183,555.92	2.199%	1,317
61-90 Days Delinquent	5,180,095.74	0.471%	253
91-120 Days Delinquent	1,590,939.08	0.145%	83
121 Days or More Delinquent	164,735.27	0.015%	8
Repossessions	8,627,866.01	0.785%	394

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	15,563,636.10
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	1.33237%

	Current Month	Prior Month
Weighted Average A.P.R.	7.748%	7.752%
Weighted Average Remaining Term (months)	48.60	49.41
Weighted Average Seasoning (months)	19.36	18.46

Chrysler Financial Services Americas LLC	Distribution Date: 08-Jan-09
CFAST 2008-A Monthly Servicer’s Certificate (MG)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$23,478,760.19
Collections Attributable to Full Payoffs	6,411,945.88
Principal Amount of Repurchases	76,248.26
Recoveries on Loss Accounts	1,915,197.90
Collections of Interest	7,518,429.44
Investment Earnings	9,150.19
Reserve Account	37,537,000.00
Hedge Receipts	0.00

Total Sources	$76,946,731.86

Cash Uses
Servicer Fee	$946,580.98
Hedge Payments (excl. termination payments)	314,936.41
A Note Interest	2,782,260.50
First Priority Principal Distribution Amount	0.00
B Note Interest	385,722.50
Second Priority Principal Distribution Amount	0.00
C Note Interest	162,916.67
Third Priority Principal Distribution Amount	6,593,783.35
Reserve Fund	37,537,000.00
Required Principal Distribution Amount	28,223,531.45
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$76,946,731.86

Administrative Payment
Total Principal and Interest Sources	76,946,731.86
Investment Earnings in Trust Account	(9,150.19)
Hedge Receipts
Daily Collections Remitted	(39,328,807.53)
Cash Reserve in Trust Account	(37,537,000.00)
Servicer Fee (withheld)	(946,580.98)
O/C Release to Seller	—

Payment Due to/(from) Trust Account	(874,806.84)

O/C Release (Prospectus pg S31-S32)
Pool Balance	$1,099,727,363.79
Yield Supplement O/C Amount	(28,821,101.96)

Adjusted Pool Balance	$1,070,906,261.83

Total Securities	$1,042,682,730.38

Adjusted O/C Amount	$28,223,531.45

Target Overcollateralization Amount	$42,836,250.47

O/C Release Period?	Yes

O/C Release	$0.00

Chrysler Financial Services Americas LLC	Distribution Date: 08-Jan-09
CFAST 2008-A Monthly Servicer’s Certificate (MG)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 350,000,000.00 @ 3.15195%	0.00	0.00	0.00	0.0000000	0.00	0.0000000
Class A-2a 75,000,000.00 @ 3.40%	59,435,073.74	52,652,479.95	6,782,593.79	90.4345839	168,399.38	2.2453251
Class A-2b 310,000,000.00 @ 2.72625%	245,664,971.44	217,630,250.43	28,034,721.01	90.4345839	576,724.11	1.8604004
Class A-3a 275,000,000.00 @ 3.70%	275,000,000.00	275,000,000.00	0.00	0.0000000	847,916.67	3.0833333
Class A-3b 190,000,000.00 @ 2.92625%	190,000,000.00	190,000,000.00	0.00	0.0000000	478,767.01	2.5198264
Class A-4 190,300,000.00 @ 4.48%	190,300,000.00	190,300,000.00	0.00	0.0000000	710,453.33	3.7333333
Class B 83,100,000.00 @ 5.57%	83,100,000.00	83,100,000.00	0.00	0.0000000	385,722.50	4.6416667
Class C 34,000,000.00 @ 5.75%	34,000,000.00	34,000,000.00	0.00	0.0000000	162,916.67	4.7916668

Total Notes	$1,077,500,045.18	$1,042,682,730.38	$34,817,314.80		$3,330,899.67

*	Class A-1, A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 31